UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
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Address:   280 Park Avenue
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           New York, NY  10017
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Form 13F File Number:  28-6862
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
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Title:   General Partner
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Phone:   212-455-6200
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Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    2/7/02
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               17
                                            ---------------------------
Form 13F Information Table Value Total:     $       86,074
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                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2001

                                                                                                        ITEM 6:
                                                                           ITEM 5:               INVESTMENT DISCRETION
                               ITEM 2:         ITEM 3:       ITEM 4:      Shares or                   (b) Shares
         ITEM 1:               Title of         Cusip          Fair       Principal                   as Defined   (c) Shared
      Name of Issuer            Class          Number      Market Value    Amount          (a) Sole   in Instr. V    Other
-------------------------------------------------------------------------------------------------------------------------------
PARTNER RE LTD.            COMMON STOCK         G6852T105      7,489,800     138,700           X
CALPINE CORP               COMMON STOCK         131347106      3,438,592     204,800           X
CALPINE CORP               COMMON STOCK         131347956      1,704,185     101,500 PUT       X
CHUBB CORP                 COMMON STOCK         171232101      4,636,800      67,200           X
COMDISCO INC.              COMMON STOCK         200336105         34,372      66,100           X
DANA CORP                  COMMON STOCK         235811956      5,840,704     420,800 PUT       X
GENERAL MOTORS CORP        COMMON STOCK         370442955      6,531,840     134,400 PUT       X
INTERNATIONAL PAPER        COMMON STOCK         460146103      1,218,570      30,200           X
LIBERTY MEDIA CORP.        COM SER A            530718105     11,445,616     817,544           X
MICROSOFT CORP             COMMON STOCK         594918104      4,452,000      67,200           X
NEWS CORP.LTD.PFD.         SP ADR PFD           652487802     15,849,540     599,000           X
OCEAN ENERGY INC.          COMMON STOCK         67481E106        648,960      33,800           X
PHILIP MORRIS              COMMON STOCK         718154107     12,407,010     270,600           X
QWEST COMMUNICATIONS       COMMON STOCK         749121109      2,389,383     169,100           X
SOLECTRON CORP.            COMMON STOCK         834182107      1,297,200     115,000           X
UNIONBANCAL CORP.          COMMON STOCK         908906100      1,926,600      50,700           X
WEBMD CORP                 COMMON STOCK         94769M105      4,762,676     674,600           X





                                                              86,073,848
Table continued...

                                                  ITEM 8:
                                          VOTING AUTHORITY SHARES
                           ITEM 7:
         ITEM 1:           Managers
      Name of Issuer       See Instr.(a) Sole   (b) Shared    (c) None
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PARTNER RE LTD.                          X
CALPINE CORP                             X
CALPINE CORP                             X
CHUBB CORP                               X
COMDISCO INC.                            X
DANA CORP                                X
GENERAL MOTORS CORP                      X
INTERNATIONAL PAPER                      X
LIBERTY MEDIA CORP.                      X
MICROSOFT CORP                           X
NEWS CORP.LTD.PFD.                       X
OCEAN ENERGY INC.                        X
PHILIP MORRIS                            X
QWEST COMMUNICATIONS                     X
SOLECTRON CORP.                          X
UNIONBANCAL CORP.                        X
WEBMD CORP                               X